Other Liabilities - Schedule of Other Liabilities (Details) - USD ($) $ in Millions		Mar. 31, 2023	Mar. 31, 2022
Current
Accrued compensation to employees		$ 508	$ 536
Accrued defined benefit liability	[1]		1
Accrued expenses		949	986
Withholding taxes and others	[1]	442	374
Retention money		2	2
Liabilities of controlled trusts		26	28
Deferred income- government grants	[1]	4	1
Liability towards contingent consideration		12	9
Capital creditors		82	57
Financial liability under option arrangements	[2]	73
Other financial liabilities#		305	176
Total Current other liabilities		2,403	2,170
Non-current
Liability towards contingent consideration			7
Accrued compensation to employees		1	1
Accrued expenses		198	125
Accrued defined benefit liability	[1]	54	49
Deferred income - government grants	[1]	5	8
Deferred income	[1]	1	1
Financial liability under option arrangements	[2]		86
Other non-financial liabilities	[1]	1	1
Other financial liabilities		41	78
Total Non-current other liabilities		301	356
Total other liabilities		2,704	2,526
Financial liability carried at amortized cost		2,112	1,989
Financial liability carried at fair value through profit or loss		85	102
Financial liability under option arrangements on undiscounted basis		82	91
Financial liability towards contingent consideration on undiscounted basis		$ 12	$ 17

[1]	Non-financial liabilities
[2]	Represents liability related to options issued by the Group over the non-controlling interests in its subsidiaries